EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

12.	EARNINGS PER SHARE

The calculation of earnings per share (“EPS”) Basic and Diluted is presented bellow:

Basic	2025	2024	2023
Numerator
Income attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,617.5	15,734.5	15,744.8
Basic EPS	0.99	0.92	0.92

Diluted	2025	2024	2023
Numerator
Income attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Denominator
Weighted average numbers of shares (i) (diluted)	15,683.9	15,814.7	15,838.6
Diluted EPS	0.99	0.91	0.92

(i)	Million shares

Accounting policies

Basic earnings per share is calculated by dividing the profit for the fiscal year attributable to the Company's shareholders by the weighted average number of shares outstanding during the fiscal year.

Diluted earnings per share is calculated by adjusting the profit and the weighted average number of shares outstanding, in addition to the effect of the conversion of all potential shares with a dilutive effect, such as stock options, which are disclosed in note 28 - Share-Based Payments.